FINANCIAL INFORMATION FOR SUBSIDIARY GUARANTORS AND NON-GUARANTORS Condensed Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Condensed Financial Information [Abstract]
Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Balance Sheets (Unaudited)
March 31, 2016

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
ASSETS
Cash and cash equivalents	$1,094	$382	$50,535	$—	$—	$52,011
Restricted cash and cash equivalents	—	—	1,694	—	—	1,694
Investments	—	—	159,177	—	(81,830)	77,347
Intercompany investments in subsidiaries	177,449	104,281	113,497	—	(395,227)	—
Receivables	154	3,546	7,909	—	(2,684)	8,925
Prepaid and other assets	—	1,172	1,645	—	—	2,817
Deferred tax asset, net	—	43,110	—	—	—	43,110
Equipment and improvements, net	—	—	4,562	—	—	4,562
Intangible assets, net	—	5,393	—	—	—	5,393
Goodwill	—	66,549	9,451	—	—	76,000
Subtotal	178,697	224,433	348,470	—	(479,741)	271,859
Assets of Consolidated Entities:
Restricted cash and cash equivalents	—	—	—	80,592	—	80,592
Due from brokers	—	—	—	24,293	—	24,293
Investments	—	—	—	1,346,963	—	1,346,963
Receivables	—	—	—	4,185	—	4,185
Prepaid and other assets	—	—	—	187	—	187
Total assets of Consolidated Entities	—	—	—	1,456,220	—	1,456,220
TOTAL ASSETS	$178,697	$224,433	$348,470	$1,456,220	$(479,741)	$1,728,079
LIABILITIES
Distributions payable	$8,670	$—	$—	$—	$—	$8,670
Accrued and other liabilities	1,322	4,172	9,126	—	(2,169)	12,451
Contingent liabilities	—	—	8,142	—	—	8,142
Long-term debt	—	156,237	—	—	—	156,237
Subtotal	9,992	160,409	17,268	—	(2,169)	185,500
Non-Recourse Liabilities of Consolidated Entities:
Due to brokers	—	—	—	49,350	—	49,350
Accrued and other liabilities	—	—	—	623	(394)	229
Interest payable	—	—	—	4,595	(121)	4,474
Long-term debt	—	—	—	1,360,255	(48,197)	1,312,058
Total Non-Recourse Liabilities of Consolidated Entities	—	—	—	1,414,823	(48,712)	1,366,111
TOTAL LIABILITIES	9,992	160,409	17,268	1,414,823	(50,881)	1,551,611
EQUITY (Note 10)
Common shares	25	1	—	—	(1)	25
Intercompany Preferred Units (1)	—	—	85,000	—	(85,000)	—
Treasury shares	(435)	—	—	—	—	(435)
Additional paid-in capital	994,771	885,377	662,399	—	(1,547,781)	994,766
Retained earnings (deficit)	(825,656)	(821,354)	(416,197)	—	1,237,551	(825,656)
TOTAL CIFC LLC SHAREHOLDERS’ EQUITY	168,705	64,024	331,202	—	(395,231)	168,700
Consolidated Fund Equity/Noncontrolling interests (Note 2)	—	—	—	41,397	(33,629)	7,768
TOTAL EQUITY	168,705	64,024	331,202	41,397	(428,860)	176,468
TOTAL LIABILITIES AND EQUITY	$178,697	$224,433	$348,470	$1,456,220	$(479,741)	$1,728,079

Explanatory Note:
_________________________________

(1)	CIFC Corp. holds 85.0 million of intercompany non-voting series A preferred units that bear an annual rate of 3.5%.

Consolidating Balance Sheets (Unaudited)
December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
ASSETS
Cash and cash equivalents	$—	$1,392	$56,576	$—	$—	$57,968
Restricted cash and cash equivalents	—	—	1,694	—	—	1,694
Investments	—	—	152,455	—	(81,759)	70,696
Intercompany investments in subsidiaries	170,174	120,896	61,004	—	(352,074)	—
Receivables	785	295	27,242	—	(21,247)	7,075
Prepaid and other assets	—	1,621	352	—	—	1,973
Deferred tax asset, net	—	44,425	—	—	—	44,425
Equipment and improvements, net	—	—	4,866	—	—	4,866
Intangible assets, net	—	6,232	625	—	—	6,857
Goodwill	—	66,549	9,451	—	—	76,000
Subtotal	170,959	241,410	314,265	—	(455,080)	271,554
Assets of Consolidated Entities:
Restricted cash and cash equivalents	—	—	—	94,018	—	94,018
Due from brokers	—	—	—	25,910	—	25,910
Investments	—	—	—	1,351,403	—	1,351,403
Receivables	—	—	—	4,109	—	4,109
Prepaid and other assets	—	—	—	209	—	209
Total assets of Consolidated Entities	—	—	—	1,475,649	—	1,475,649
TOTAL ASSETS	$170,959	$241,410	$314,265	$1,475,649	$(455,080)	$1,747,203
LIABILITIES
Due to brokers	$—	$61	$—	$—	$—	$61
Accrued and other liabilities	50	24,185	14,808	—	(20,646)	18,397
Contingent liabilities	—	—	8,338	—	—	8,338
Long-term debt	—	156,161	—	—	—	156,161
Subtotal	50	180,407	23,146	—	(20,646)	182,957
Non-Recourse Liabilities of Consolidated Entities:
Due to brokers	—	—	—	71,603	—	71,603
Accrued and other liabilities	—	—	—	631	(438)	193
Interest payable	—	—	—	5,257	(167)	5,090
Long-term debt	—	—	—	1,357,095	(48,537)	1,308,558
Total Non-Recourse Liabilities of Consolidated Entities	—	—	—	1,434,586	(49,142)	1,385,444
TOTAL LIABILITIES	50	180,407	23,146	1,434,586	(69,788)	1,568,401
EQUITY (Note 10)
Common shares	25	25	—	—	(25)	25
Intercompany Preferred Units (1)	—	—	85,000	—	(85,000)	—
Additional paid-in capital	992,425	992,419	528,946	—	(1,521,371)	992,419
Retained earnings (deficit)	(821,541)	(931,441)	(322,827)	—	1,254,318	(821,491)
TOTAL CIFC LLC SHAREHOLDERS’ EQUITY	170,909	61,003	291,119	—	(352,078)	170,953
Consolidated Fund Equity / Noncontrolling interests (Note 2)	—	—	—	41,063	(33,214)	7,849
TOTAL EQUITY	170,909	61,003	291,119	41,063	(385,292)	178,802
TOTAL LIABILITIES AND EQUITY	$170,959	$241,410	$314,265	$1,475,649	$(455,080)	$1,747,203

Explanatory Note:
_________________________________

(1)	CIFC Corp. holds 85.0 million of intercompany non-voting series A preferred units that bear an annual rate of 3.5%.

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Balance Sheets
December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
ASSETS
Cash and cash equivalents	$—	$1,392	$56,576	$—	$—	$57,968
Restricted cash and cash equivalents	—	—	1,694	—	—	1,694
Investments	—	—	152,455	—	(81,759)	70,696
Intercompany investments in subsidiaries	170,174	35,896	61,004	—	(267,074)	—
Intercompany investment in wholly-owned subsidiaries of CIFC LLC (Note 16)	—	85,000	—	—	(85,000)	—
Receivables	785	295	27,242	—	(21,247)	7,075
Prepaid and other assets	—	1,621	352	—	—	1,973
Deferred tax asset, net	—	44,425	—	—	—	44,425
Equipment and improvements, net	—	—	4,866	—	—	4,866
Intangible assets, net	—	6,232	625	—	—	6,857
Goodwill	—	66,549	9,451	—	—	76,000
Subtotal	170,959	241,410	314,265	—	(455,080)	271,554
Assets of Consolidated Entities:
Restricted cash and cash equivalents	—	—	—	94,018	—	94,018
Due from brokers	—	—	—	25,910	—	25,910
Investments	—	—	—	1,351,403	—	1,351,403
Receivables	—	—	—	4,109	—	4,109
Prepaid and other assets	—	—	—	209	—	209
Total assets of Consolidated Entities	—	—	—	1,475,649	—	1,475,649
TOTAL ASSETS	$170,959	$241,410	$314,265	$1,475,649	$(455,080)	$1,747,203
LIABILITIES
Due to brokers	$—	$61	$—	$—	$—	$61
Accrued and other liabilities	50	24,185	14,808	—	(20,646)	18,397
Contingent liabilities	—	—	8,338	—	—	8,338
Long-term debt	—	156,161	—	—	—	156,161
Subtotal	50	180,407	23,146	—	(20,646)	182,957
Non-Recourse Liabilities of Consolidated Entities:
Due to brokers	—	—	—	71,603	—	71,603
Accrued and other liabilities	—	—	—	631	(438)	193
Interest payable	—	—	—	5,257	(167)	5,090
Long-term debt	—	—	—	1,357,095	(48,537)	1,308,558
Total Non-Recourse Liabilities of Consolidated Entities	—	—	—	1,434,586	(49,142)	1,385,444
TOTAL LIABILITIES	50	180,407	23,146	1,434,586	(69,788)	1,568,401
EQUITY
Common shares, par value $0.001: 500,000,000 shares authorized, 25,314,756 issued and 25,314,756 outstanding as of December 31, 2015	25	25	—	—	(25)	25
Intercompany Preferred Units (Note 16)	—	—	85,000	—	(85,000)	—
Treasury shares, at cost: 130,444 shares as of December 31, 2014	—	—		—	—	—
Additional paid-in capital	992,425	992,419	528,946	—	(1,521,371)	992,419
Retained earnings (deficit)	(821,541)	(931,441)	(322,827)	—	1,254,318	(821,491)
TOTAL CIFC LLC SHAREHOLDERS’ EQUITY	170,909	61,003	291,119	—	(352,078)	170,953
Consolidated Fund Equity / Noncontrolling interests (Note 2)	—	—	—	41,063	(33,214)	7,849
TOTAL EQUITY	170,909	61,003	291,119	41,063	(385,292)	178,802
TOTAL LIABILITIES AND EQUITY	$170,959	$241,410	$314,265	$1,475,649	$(455,080)	$1,747,203

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Balance Sheets
December 31, 2014

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
ASSETS
Cash and cash equivalents	$—	$2,156	$57,134	$—	$—	$59,290
Restricted cash and cash equivalents	—	—	1,694	—	—	1,694
Investments	—	—	80,115	—	(41,416)	38,699
Intercompany investments in subsidiaries		156,053	—	—	(156,053)	—
Receivables	—	721	5,759	—	(4,345)	2,135
Prepaid and other assets	—	2,106	179	—	—	2,285
Deferred tax asset, net	—	55,475	—	—	—	55,475
Equipment and improvements, net	—	—	5,194	—	—	5,194
Intangible assets, net	—	13,275	1,799	—	—	15,074
Goodwill	—	66,550	9,450	—	—	76,000
Subtotal	—	296,336	161,324	—	(201,814)	255,846
Assets of Consolidated Entities:
Restricted cash and cash equivalents	—	—	6,872	928,544	—	935,416
Due from brokers	—	—	36,645	83,896	—	120,541
Investments	—	—	44,083	11,728,743		11,772,826
Receivables	—	—	281	40,713	—	40,994
Prepaid and other assets	—	—	—	20,682	—	20,682
Total assets of Consolidated Entities	—	—	87,881	12,802,578	—	12,890,459
TOTAL ASSETS	$—	$296,336	$249,205	$12,802,578	$(201,814)	$13,146,305
LIABILITIES
Accrued and other liabilities	—	1,846	13,738	—	—	15,584
Contingent liabilities	—	—	12,668	—	—	12,668
Long-term debt	—	118,170	—	—	—	118,170
Subtotal	—	120,016	26,406	—	—	146,422
Non-Recourse Liabilities of Consolidated Entities:
Due to brokers	—	—	15,583	375,708	—	391,291
Accrued and other liabilities	—	—	—	5,825	(4,343)	1,482
Interest payable	—	—	163	36,013	(2)	36,174
Long-term debt	—	—	51,000	12,023,272	(25,238)	12,049,034
Total Non-Recourse Liabilities of Consolidated Entities	—	—	66,746	12,440,818	(29,583)	12,477,981
TOTAL LIABILITIES	—	120,016	93,152	12,440,818	(29,583)	12,624,403
EQUITY
Common shares, par value $0.001: 500,000,000 shares authorized, 25,323,417 issued and 25,192,973 outstanding as of December 31, 2014	—	25	—	—	—	25
Treasury shares, at cost: 130,444 shares as of December 31, 2014	—	(914)	—	—	—	(914)
Additional paid-in capital	—	988,904	591,518	—	(591,518)	988,904
Retained earnings (deficit)	—	(811,695)	(435,465)	—	435,465	(811,695)
TOTAL CIFC LLC SHAREHOLDERS’ EQUITY	—	176,320	156,053	—	(156,053)	176,320
Consolidated Fund Equity/Noncontrolling interests (Note 2)	—	—	—	226,996	(16,178)	210,818
Appropriated retained earnings (deficit) of Consolidated VIEs (Note 3)	—	—	—	134,764		134,764
TOTAL EQUITY	—	176,320	156,053	361,760	(172,231)	521,902
TOTAL LIABILITIES AND EQUITY	$—	$296,336	$249,205	$12,802,578	$(201,814)	$13,146,305

Condensed Income Statement [Table Text Block]

Consolidating Statements of Operations (Unaudited)
For The Three Months Ended March 31, 2016

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Revenues
Management and incentive fees	$—	$—	$21,521	$—	$(1,706)	$19,815
Interest income from investments	—	744	3,217	—	(3,028)	933
Interest income - Consolidated Entities	—	—	—	18,990	—	18,990
Total net revenues	—	744	24,738	18,990	(4,734)	39,738
Expenses
Employee compensation and benefits	—	—	9,514	—	—	9,514
Share-based compensation	130	130	2,121	—	—	2,381
Professional services	308	885	879	—	—	2,072
General and administrative expenses	132	644	1,741	—	—	2,517
Depreciation and amortization	—	839	457	—	—	1,296
Impairment of intangible assets	—	—	531	—	—	531
Corporate interest expense	—	1,957	744	—	(744)	1,957
Expenses - Consolidated Entities	—	—	—	2,094	(1,706)	388
Interest expense - Consolidated Entities	—	—	—	8,595	(175)	8,420
Total expenses	570	4,455	15,987	10,689	(2,625)	29,076
Other Gain (Loss)
Net gain (loss) on investments	—	—	1,677	—	(1,406)	271
Net gain (loss) on contingent liabilities	—	—	(364)	—	—	(364)
Net gain (loss) on investments - Consolidated Entities	—	—	—	2,600	—	2,600
Net gain (loss) on liabilities - Consolidated Entities	—	—	—	(10,487)	3,103	(7,384)
Intercompany net gain (loss) on investments in subsidiaries	5,075	5,859	871	—	(11,805)	—
Net other gain (loss)	5,075	5,859	2,184	(7,887)	(10,108)	(4,877)
Income (loss) before income taxes	4,505	2,148	10,935	414	(12,217)	5,785
Income tax (expense) benefit	—	(1,278)	—	—	—	(1,278)
Net income (loss)	4,505	870	10,935	414	(12,217)	4,507
Net (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(414)	412	(2)
Net income (loss) attributable to CIFC LLC	$4,505	$870	$10,935	$—	$(11,805)	$4,505

Consolidating Statements of Operations (Unaudited)
For The Three Months Ended March 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Revenues
Management and incentive fees	$—	$—	$21,833	$—	$(219)	$21,614
Interest income from investments	—	—	2,736	—	(129)	2,607
Interest income - Consolidated Entities	—	—	823	1,933	—	2,756
Total net revenues	—	—	25,392	1,933	(348)	26,977
Expenses
Employee compensation and benefits	—	—	8,564	—	—	8,564
Share-based compensation	—	142	1,538	—	—	1,680
Professional services	—	1,078	848	—	—	1,926
General and administrative expenses	—	958	1,339	—	—	2,297
Depreciation and amortization	—	1,821	588	—	—	2,409
Impairment of intangible assets	—	281	—	—	—	281
Corporate interest expense	—	494	—	—	—	494
Expenses - Consolidated Entities	—	—	15	1,472	(219)	1,268
Interest expense - Consolidated Entities	—	—	231	513	—	744
Total expenses	—	4,774	13,123	1,985	(219)	19,663
Other Gain (Loss)
Net gain (loss) on investments	—	—	939	—	254	1,193
Net gain (loss) on contingent liabilities	—	—	(713)	—	—	(713)
Net gain (loss) on investments - Consolidated Entities	—	—	796	2,001	—	2,797
Net gain (loss) on liabilities - Consolidated Entities	—	—	—	(1,826)	(434)	(2,260)
Net gain (loss) on other investments and derivatives - Consolidated Entities	—	—	—	438	—	438
Intercompany net gain (loss) on investments in subsidiaries	—	13,289	—	—	(13,289)	—
Net other gain (loss)	—	13,289	1,022	613	(13,469)	1,455
Income (loss) before income taxes	—	8,515	13,291	561	(13,598)	8,769
Income tax (expense) benefit	—	(3,087)	—	—	—	(3,087)
Net income (loss)	—	5,428	13,291	561	(13,598)	5,682
Net (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(561)	307	(254)
Net income (loss) attributable to CIFC LLC	$—	$5,428	$13,291	$—	$(13,291)	$5,428

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statements of Operations
For The Year Ended December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Revenues
Management and incentive fees	$—	$—	$96,765	$—	$(4,686)	$92,079
Interest income from investments	—	—	6,564	—	(1,231)	5,333
Interest income - Consolidated Entities	—	—	823	24,283	—	25,106
Total net revenues	—	—	104,152	24,283	(5,917)	122,518
Expenses
Employee compensation and benefits	—	—	32,027	—	—	32,027
Share-based compensation	—	299	5,251	—	—	5,550
Professional services	50	6,411	3,474	—	—	9,935
General and administrative expenses	—	3,392	6,530	—	—	9,922
Depreciation and amortization	—	5,543	2,234	—	—	7,777
Impairment of intangible assets	—	1,501	327	—	—	1,828
Corporate interest expense	—	3,808	—	—	—	3,808
Expenses - Consolidated Entities	—	—	15	15,448	(4,689)	10,774
Interest expense - Consolidated Entities	—	—	232	9,839	(167)	9,904
Total expenses	50	20,954	50,090	25,287	(4,856)	91,525
Other Gain (Loss)
Net gain (loss) on investments	—	—	(6,071)	—	1,890	(4,181)
Net gain (loss) on contingent liabilities	—	—	(2,210)	—	—	(2,210)
Net gain (loss) on investments - Consolidated Entities	—	—	796	(26,910)	—	(26,114)
Net gain (loss) on liabilities - Consolidated Entities	—	—	—	26,147	(1,401)	24,746
Net gain (loss) on other investments and derivatives - Consolidated Entities	—	—	—	2,970	—	2,970
Intercompany net gain (loss) on investments in subsidiaries	—	46,577	—	—	(46,577)	—
Net other gain (loss)	—	46,577	(7,485)	2,207	(46,088)	(4,789)
Income (loss) before income taxes	(50)	25,623	46,577	1,203	(47,149)	26,204
Income tax (expense) benefit	—	(25,239)	—	—	—	(25,239)
Net income (loss)	(50)	384	46,577	1,203	(47,149)	965
Net (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(1,203)	572	(631)
Net income (loss) attributable to CIFC LLC	$(50)	$384	$46,577	$—	$(46,577)	$334

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statements of Operations
For The Year Ended December 31, 2014

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Revenues
Management and incentive fees	$—	$—	$84,201	$—	$(79,333)	$4,868
Interest income from investments	—	1	10,341	—	(9,552)	790
Interest income - Consolidated Entities	—	—	2,387	514,865	—	517,252
Total net revenues	—	1	96,929	514,865	(88,885)	522,910
Expenses
Employee compensation and benefits	—	—	28,805	—	—	28,805
Share-based compensation	—	274	2,418	—	—	2,692
Professional services	—	3,964	3,295	—	—	7,259
General and administrative expenses	—	3,523	7,163	—	—	10,686
Depreciation and amortization	—	8,512	2,909	—	—	11,421
Corporate interest expense	—	3,915	321	—	—	4,236
Expenses - Consolidated Entities	—	—	1,025	118,383	(79,334)	40,074
Interest expense - Consolidated Entities	—	—	425	171,513	(7)	171,931
Total expenses	—	20,188	46,361	289,896	(79,341)	277,104
Other Gain (Loss)
Net gain (loss) on investments	—	—	3,664	—	(1,190)	2,474
Net gain (loss) on contingent liabilities	—	—	(2,932)	—	—	(2,932)
Net gain (loss) on investments - Consolidated Entities	—	—	(803)	(227,974)	—	(228,777)
Net gain (loss) on liabilities - Consolidated Entities	—	—	—	(18,123)	9,127	(8,996)
Net gain (loss) on other investments and derivatives - Consolidated Entities	—	—	—	2,031	—	2,031
Intercompany net gain (loss) on investments in subsidiaries	—	50,726	—	—	(50,726)	—
Net gain on sale of management contract	—	—	229	—	—	229
Net other gain (loss)	—	50,726	158	(244,066)	(42,789)	(235,971)
Income (loss) before income taxes	—	30,539	50,726	(19,097)	(52,333)	9,835
Income tax (expense) benefit	—	(22,158)	—	—	—	(22,158)
Net income (loss)	—	8,381	50,726	(19,097)	(52,333)	(12,323)
Net (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	19,097	1,607	20,704
Net income (loss) attributable to CIFC LLC	$—	$8,381	$50,726	$—	$(50,726)	$8,381

Condensed Statement of Comprehensive Income [Table Text Block]

Consolidating Statement of Comprehensive Income (Loss) (Unaudited)
For The Three Months Ended March 31, 2016

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Net income (loss)	$4,505	$870	$10,935	$414	$(12,217)	$4,507
Other comprehensive income (loss)	—	—	—	—	—	—
Comprehensive income (loss)	4,505	870	10,935	414	(12,217)	4,507
Comprehensive (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(414)	412	(2)
Comprehensive income (loss) attributable to CIFC LLC	$4,505	$870	$10,935	$—	$(11,805)	$4,505

Consolidating Statement of Comprehensive Income (Loss) (Unaudited)
For The Three Months Ended March 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Net income (loss)	$—	$5,428	$13,291	$561	$(13,598)	$5,682
Other comprehensive income (loss)	—	—	—	—	—	—
Comprehensive income (loss)	—	5,428	13,291	561	(13,598)	5,682
Comprehensive (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(561)	307	(254)
Comprehensive income (loss) attributable to CIFC LLC	$—	$5,428	$13,291	$—	$(13,291)	$5,428

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statement of Comprehensive Income (Loss)
For The Year Ended December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Net income (loss)	$(50)	$384	$46,577	$1,203	$(47,149)	$965
Other comprehensive income (loss)	—	—	—	—	—	—
Comprehensive income (loss)	(50)	384	46,577	1,203	(47,149)	965
Comprehensive (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(1,203)	572	(631)
Comprehensive income (loss) attributable to CIFC LLC	$(50)	$384	$46,577	$—	$(46,577)	$334

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statement of Comprehensive Income (Loss)
For The Year Ended December 31, 2014

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Net income (loss)	$—	$8,381	$50,726	$(19,097)	$(52,333)	$(12,323)
Other comprehensive income (loss)	—	—	—	—	—	—
Comprehensive income (loss)	—	8,381	50,726	(19,097)	(52,333)	(12,323)
Comprehensive (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	19,097	1,607	20,704
Comprehensive income (loss) attributable to CIFC LLC	$—	$8,381	$50,726	$—	$(50,726)	$8,381

Condensed Cash Flow Statement [Table Text Block]

Consolidating Statement of Cash Flows (Unaudited)
For The Three Months Ended March 31, 2016

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$4,505	$870	$10,935	$414	$(12,217)	$4,507
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	—	76	—	—	—	76
Share-based compensation	130	130	2,121	—	—	2,381
Net (gain) loss on investments and contingent liabilities / other (gain) loss	—	—	(1,315)	—	1,408	93
Intercompany net (gain) loss on investments in subsidiaries	(5,075)	(5,859)	(871)	—	11,805	—
Depreciation and amortization	—	839	457	—	—	1,296
Impairment of intangible assets	—	—	531	—	—	531
Deferred income tax expense (benefit)	—	1,315	—	—	—	1,315
Excess tax benefits from share-based payment arrangements	—	230	—	—	—	230
Consolidated Entities:
Net (gain) loss on investments	—	—	—	(2,600)	—	(2,600)
Net (gain) loss on liabilities	—	—	—	10,487	(3,103)	7,384
Changes in operating assets and liabilities:
Receivables	631	(3,120)	19,335	—	(18,696)	(1,850)
Prepaid and other assets	—	451	(1,299)	—	—	(848)
Due to brokers	—	(62)	1	—	—	(61)
Accrued and other liabilities	1,142	(20,015)	(5,194)	—	18,606	(5,461)
Consolidated Entities:
Due from brokers	—	—	—	1,616	—	1,616
Purchase of investments	—	—	—	(114,723)	—	(114,723)
Sales of investments	—	—	—	121,766	—	121,766
Receivables	—	—	—	(52)	—	(52)
Due to brokers	—	—	—	(22,253)	—	(22,253)
Accrued and other liabilities	—	—	—	(11)	43	32
Interest payable	—	—	—	(660)	44	(616)
Net cash provided by (used in) operating activities	1,333	(25,145)	24,701	(6,016)	(2,110)	(7,237)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of investments	—	—	(17,553)	—	1,419	(16,134)
Sales of investments	—	—	12,466	—	(2,754)	9,712
Intercompany investments in subsidiaries	—	22,474	(2,151)	—	(20,323)	—
Purchases of equipment and improvements	—	—	(61)	—	—	(61)
Consolidated Entities:
Change in restricted cash and cash equivalents	—	—	—	13,426	—	13,426
Net cash provided by (used in) investing activities	—	22,474	(7,299)	13,426	(21,658)	6,943
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchases of common shares	(435)	—	—	—	—	(435)
Intercompany contributions	—	1,891	9,629	24	(11,544)	—
Intercompany distributions	—	—	(32,073)	(24)	32,097	—
Proceeds from the exercise of options	241	—	—	—	—	241
Payments for tax from the net delivery of restricted share units	(45)	—	—	—	—	(45)
Payments on contingent liabilities	—	—	(999)	—	—	(999)
Excess tax benefits from share-based payment arrangements	—	(230)	—	—	—	(230)
Consolidated Entities:
Distributions to noncontrolling interests	—	—	—	(83)	—	(83)
Proceeds from issuance of long-term debt	—	—	—	3,830	—	3,830
Payments made on long-term debt	—	—	—	(11,157)	3,215	(7,942)
Net cash provided by (used in) financing activities	(239)	1,661	(23,443)	(7,410)	23,768	(5,663)
Net increase (decrease) in cash and cash equivalents	1,094	(1,010)	(6,041)	—	—	(5,957)
Cash and cash equivalents at beginning of period	—	1,392	56,576	—	—	57,968
Cash and cash equivalents at end of period	$1,094	$382	$50,535	$—	$—	$52,011

Consolidating Statement of Cash Flows (Unaudited)
For The Three Months Ended March 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$—	$5,428	$13,291	$561	$(13,598)	$5,682
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	—	22	—	—	—	22
Share-based compensation	—	142	1,538	—	—	1,680
Net (gain) loss on investments and contingent liabilities / other (gain) loss	—	—	(225)	—	(255)	(480)
Intercompany net (gain) loss on investments in subsidiaries	—	(13,289)	—	—	13,289	—
Depreciation and amortization	—	1,821	588	—	—	2,409
Impairment of intangible assets	—	281	—	—	—	281
Deferred income tax expense (benefit)	—	(150)	—	—	—	(150)
Excess tax benefits from share-based payment arrangements	—	(8)	—	—	—	(8)
Consolidated Entities:
Net (gain) loss on investments	—	—	(796)	(2,001)	—	(2,797)
Net (gain) loss on liabilities	—	—	—	1,826	434	2,260
Net other (gain) loss	—	—	—	(438)	—	(438)
Changes in operating assets and liabilities:
Due from brokers	—	—	(974)	—	—	(974)
Receivables	—	721	(3,163)	—	2,903	461
Prepaid and other assets	—	486	(1,489)	—	—	(1,003)
Due to brokers	—	—	6,245	—	—	6,245
Accrued and other liabilities	—	3,480	(7,920)	—	(2,514)	(6,954)
Consolidated Entities:
Due from brokers	—	—	14,459	(4,111)	—	10,348
Purchase of investments	—	—	(55,017)	(88,697)	—	(143,714)
Sales of investments	—	—	47,462	21,677	—	69,139
Receivables	—	—	(352)	(86)	—	(438)
Due to brokers	—	—	(7,882)	55,950	—	48,068
Accrued and other liabilities	—	—	6	384	(390)	—
Interest payable	—	—	(8)	18	—	10
Net cash provided by (used in) operating activities	—	(1,066)	5,763	(14,917)	(131)	(10,351)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale of management contracts	—	—	—	—	—	—
Purchases of investments	—	—	(78,632)	—	65,439	(13,193)
Sales of investments	—	—	57,449	—	(22,148)	35,301
Intercompany investments in subsidiaries	—	(123,962)	—	—	123,962	—
Intercompany distributions from subsidiaries	—	123,962	—	—	(123,962)	—
Purchases of equipment and improvements	—	—	(403)	—	—	(403)
Consolidated Entities:
Change in restricted cash and cash equivalents	—	—	755	(55,628)	—	(54,873)
Net cash provided by (used in) investing activities	—	—	(20,831)	(55,628)	43,291	(33,168)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	—	—	123,962	—	(123,962)	—
Intercompany distributions	—	—	(123,962)	—	123,962	—
Proceeds from the exercise of options	—	121	—	—	—	121
Payments for tax from the net delivery of restricted share units	—	(265)	—	—	—	(265)
Payments on contingent liabilities	—	—	(1,559)	—	—	(1,559)
Excess tax benefits from share-based payment arrangements	—	8	—	—	—	8
Consolidated Entities:
Contributions from noncontrolling interests	—	—	—	14,712	(2,612)	12,100
Distributions to noncontrolling interests	—	—	—	(970)	—	(970)
Proceeds from issuance of long-term debt	—	—	—	73,777	10,323	84,100
Payments made on long-term debt	—	—	—	(16,974)	(50,871)	(67,845)
Net cash provided by (used in) financing activities	—	(136)	(1,559)	70,545	(43,160)	25,690
Net increase (decrease) in cash and cash equivalents	—	(1,202)	(16,627)	—	—	(17,829)
Cash and cash equivalents at beginning of period	—	2,156	57,134	—	—	59,290
Cash and cash equivalents at end of period	$—	$954	$40,507	$—	$—	$41,461

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statement of Cash Flows
For The Year Ended December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(50)	$384	$46,577	$1,203	$(47,149)	$965
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	—	125	—	—	—	125
Share-based compensation	—	299	5,251	—	—	5,550
Net (gain) loss on investments and contingent liabilities / other (gain) loss	—	—	8,281	—	(1,890)	6,391
Intercompany net (gain) loss on investments in subsidiaries	—	(46,577)		—	46,577	—
Depreciation and amortization	—	5,543	2,234	—	—	7,777
Impairment of intangible assets	—	1,501	327	—	—	1,828
Deferred income tax expense (benefit)	—	11,050	—	—	—	11,050
Excess tax benefits from share-based payment arrangements	—	128	—	—	—	128
Consolidated Entities:
Net (gain) loss on investments	—	—	(796)	26,910	—	26,114
Net (gain) loss on liabilities	—	—	—	(26,147)	1,401	(24,746)
Net other (gain) loss	—	—	—	(2,970)	—	(2,970)
Changes in operating assets and liabilities:
Receivables	(785)	424	(21,480)	(245)	21,179	(907)
Prepaid and other assets	—	481	(168)	—	—	313
Due to brokers	—	61	—	—	—	61
Accrued and other liabilities	50	22,219	(1,928)	—	(20,649)	(308)
Consolidated Entities:
Due from brokers	—	—	36,645	(27,647)	—	8,998
Purchase of investments	—	—	(55,017)	(951,887)	—	(1,006,904)
Sales of investments	—	—	99,895	371,805	—	471,700
Receivables	—	—	281	(1,618)	—	(1,337)
Due to brokers	—	—	(15,583)	59,008	—	43,425
Accrued and other liabilities	—	—	—	460	(373)	87
Interest payable	—	—	(163)	2,622	(167)	2,292
Net cash provided by (used in) operating activities	(785)	(4,362)	104,356	(548,506)	(1,071)	(450,368)
CASH FLOWS FROM INVESTING ACTIVITIES:			—
Purchases of investments	—	—	(232,539)	—	166,008	(66,531)
Sales of investments	—	—	154,179	9,660	(94,977)	68,862
Intercompany investments in subsidiaries	—	(148,422)	—	—	148,422	—
Intercompany distributions from subsidiaries	785	125,404	—	—	(126,189)	—
Purchases of equipment and improvements	—	—	(1,059)	—	—	(1,059)
Consolidated Entities:
Change in restricted cash and cash equivalents	—	—	6,871	(48,005)	—	(41,134)
Net cash provided by (used in) investing activities	785	(23,018)	(72,548)	(38,345)	93,264	(39,862)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long-term debt	—	40,000	—	—	—	40,000
Debt issuance cost	—	(2,133)	—	—	—	(2,133)
Repurchases of common shares	—	(1,151)	—	—	—	(1,151)
Distributions paid	—	(10,130)	—	—	—	(10,130)
Intercompany contributions	—	—	148,422	—	(148,422)	—
Intercompany distributions	—	—	(126,189)	—	126,189	—
Proceeds from extension of warrants	—	350	—	—	—	350
Proceeds from the exercise of options	—	74	—	—	—	74
Payments for tax from the net delivery of restricted stock units	—	(266)	—	—	—	(266)
Deferred purchase payments and payments on contingent liabilities	—	—	(3,599)	—	—	(3,599)
Excess tax benefits from share-based payment arrangements	—	(128)	—	—	—	(128)
Consolidated Entities:
Contributions from noncontrolling interests	—	—	—	37,741	(21,641)	16,100
Distributions to noncontrolling interests	—	—	—	(15,307)	—	(15,307)
Proceeds from issuance of long-term debt	—	—	—	809,695	(173,772)	635,923
Payments made on long-term debt	—	—	(51,000)	(245,278)	125,453	(170,825)
Net cash provided by (used in) financing activities	—	26,616	(32,366)	586,851	(92,193)	488,908
Net increase (decrease) in cash and cash equivalents	—	(764)	(558)	—	—	(1,322)
Cash and cash equivalents at beginning of period	—	2,156	57,134	—	—	59,290
Cash and cash equivalents at end of period	$—	$1,392	$56,576	$—	$—	$57,968

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statement of Cash Flows
For The Year Ended December 31, 2014

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$—	$8,381	$50,726	$(19,097)	$(52,333)	$(12,323)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	—	696	321	—	—	1,017
Share-based compensation	—	274	2,418	—	—	2,692
Net (gain) loss on investments and contingent liabilities / other (gain) loss	—	—	(731)	—	1,189	458
Intercompany net (gain) loss on investments in subsidiaries	—	(50,726)	—	—	50,726	—
Depreciation and amortization	—	8,512	2,909	—	—	11,421
Deferred income tax expense (benefit)	—	3,932	—	—	—	3,932
Excess tax benefits from share-based payment arrangements	—	(171)	—	—	—	(171)
Net gain on the sale of management contract	—	—	(229)	—	—	(229)
Consolidated Entities:
Net (gain) loss on investments	—	—	803	227,974	—	228,777
Net (gain) loss on liabilities	—	—	—	18,123	(9,127)	8,996
Net other (gain) loss	—	—		(2,031)	—	(2,031)
Changes in operating assets and liabilities:
Due from brokers	—	—	13,827	(995)	—	12,832
Receivables	—	(721)	441	17	243	(20)
Prepaid and other assets	—	361	43	222	—	626
Due to brokers	—	—	(508)	(4,991)	—	(5,499)
Accrued and other liabilities	—	(666)	2,246	(271)	269	1,578
Change in restricted cash and cash equivalents	—	1,615	(1,608)		—	7
Consolidated Entities:
Due from brokers	—	—	(36,645)	160,765	—	124,120
Purchase of investments	—	—	(102,448)	(8,715,405)	—	(8,817,853)
Sales of investments	—	—	57,563	7,331,128	13,761	7,402,452
Receivables	—	—	(281)	(24,613)	1	(24,893)
Due to brokers	—	—	15,583	(220,939)	(13,761)	(219,117)
Accrued and other liabilities	—	—	—	1,653	(508)	1,145
Interest payable	—	—	163	13,647	(3)	13,807
Net cash provided by (used in) operating activities	—	(28,513)	4,593	(1,234,813)	(9,543)	(1,268,276)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale of management contracts	—	—	229		—	229
Purchases of investments	—	—	(136,136)	15,735	91,257	(29,144)
Sales of investments	—	—	172,819	1,001	(153,336)	20,484
Intercompany investments in subsidiaries	—	(440,277)	—	—	440,277	—
Intercompany distributions from subsidiaries	—	478,341	—	—	(478,341)	—
Purchases of equipment and improvements	—	—	(2,204)	—	—	(2,204)
Consolidated Entities:
Change in restricted cash and cash equivalents	—	—	(6,873)	(206,021)	—	(212,894)
Net cash provided by (used in) investing activities	—	38,064	27,835	(189,285)	(100,143)	(223,529)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions paid	—	(9,218)	—	—	—	(9,218)
Intercompany contributions	—	—	440,277	—	(440,277)	—
Intercompany distributions	—	—	(478,341)	—	478,341	—
Proceeds from extension of warrants	—	200	—		—	200
Proceeds from the exercise of options	—	580	—	—	—	580
Deferred purchase payments and payments on contingent liabilities	—	—	(8,724)	—	—	(8,724)
Excess tax benefits from share-based payment arrangements	—	171	—	—	—	171
Consolidated Entities:
Contributions from noncontrolling interests	—	—	—	93,587	(100)	93,487
Distributions to noncontrolling interests	—	—	—	(37,783)	10,685	(27,098)
Proceeds from issuance of long-term debt	—	—	51,000	4,702,304	(112,323)	4,640,981
Payments made on long-term debt	—	—	—	(3,338,141)	173,360	(3,164,781)
Net cash provided by (used in) financing activities	—	(8,267)	4,212	1,419,967	109,686	1,525,598
Net increase (decrease) in cash and cash equivalents	—	1,284	36,640	(4,131)	—	33,793
Cash and cash equivalents at beginning of period		872	20,494	4,131	—	25,497
Cash and cash equivalents at end of period	$—	$2,156	$57,134	$—	$—	$59,290